Average Annual Total Returns (Vanguard Short-Term Tax-Exempt Fund Retail)	Vanguard Short-Term Tax-Exempt Fund Vanguard Short-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Short-Term Tax-Exempt Fund Vanguard Short-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Short-Term Tax-Exempt Fund Vanguard Short-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Tax-Exempt Fund Vanguard Short-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays 1 Year Municipal Bond Index Vanguard Short-Term Tax-Exempt Fund Vanguard Short-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays 1 Year Municipal Bond Index Vanguard Short-Term Tax-Exempt Fund Vanguard Short-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.65%	0.73%	0.65%	0.68%	0.58%	0.58%
Five Years	0.93%	1.01%	0.93%	0.96%	0.99%	0.99%
Ten Years	2.05%	2.13%	2.05%	2.02%	2.20%	2.20%